Business Acquisitions, Goodwill and Intangible Assets (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Estimated amortization expense of intangible assets for the remainder of fiscal 2013 and for the succeeding years
2015	$ 26,500
2016	17,500
2017	13,200
2018	9,900
2019	9,000
Thereafter	14,100
Intangible Assets, Net	90,238	$ 83,149
Gross Amount	280,900	249,800
Accumulated Amortization	(190,700)	(166,700)
Intangible Assets, Net	90,238	83,149
Amortization expense	24,000	21,200
Contractual Rights [Member]
Estimated amortization expense of intangible assets for the remainder of fiscal 2013 and for the succeeding years
Intangible Assets, Net	12,600	5,500
Gross Amount	110,000	94,900
Accumulated Amortization	(97,400)	(89,400)
Intangible Assets, Net	$ 12,600	5,500
Contractual Rights [Member] | Minimum
Estimated amortization expense of intangible assets for the remainder of fiscal 2013 and for the succeeding years
Amortization Period	1 year
Contractual Rights [Member] | Maximum
Estimated amortization expense of intangible assets for the remainder of fiscal 2013 and for the succeeding years
Amortization Period	5 years
Backlog and customer relationship
Estimated amortization expense of intangible assets for the remainder of fiscal 2013 and for the succeeding years
Intangible Assets, Net	$ 76,200	77,600
Gross Amount	161,600	147,100
Accumulated Amortization	(85,400)	(69,500)
Intangible Assets, Net	$ 76,200	77,600
Amortization Period	10 years
Trademark / tradename
Estimated amortization expense of intangible assets for the remainder of fiscal 2013 and for the succeeding years
Intangible Assets, Net	$ 1,400
Gross Amount	9,300	7,800
Accumulated Amortization	(7,900)	$ (7,800)
Intangible Assets, Net	$ 1,400
Amortization Period	2 years